Schedule of Warrants (Details) - Warrant [Member] - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Class of Warrant or Right [Line Items]
Number of warrants, Ouststanding, Beginning Balance
Weighted-Average Exercise Price, Outstanding, Beginning Balance
Number of warrants, Granted	1,250,997	5,675,455
Weighted-Average Exercise Price, Granted	5.02	1.08
Weighted Average Contractual Term (in years), Granted	3 years	5 years
Number of warrants, Exercised	(1,250,997)	(5,675,455)
Weighted-Average Exercise Price, Exercised
Number of warrants, Ouststanding, Ending Balance
Weighted-Average Exercise Price, Outstanding, Ending Balance